PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,	March 31,
	2012	2012
Land *	$1,603,509	$652,507
Power production plant	159,742,109	36,072,569
Grant proceeds for power plants	(54,630,755)	-
Wells	67,365,361	22,747,000
Grant proceeds for wells	(3,233,831)	(1,071,011)
Furniture and equipment	1,356,144	1,140,086
	172,202,537	59,541,151

Less: accumulated depreciation	(14,491,277)	(11,661,124)
	157,711,260	47,880,027
Construction in progress	2,877,994	145,987,128

	$160,589,254	$193,867,155

Schedule of Capitalized Interest Costs [Table Text Block]
	For the Nine	For the Year
	Months Ended	Ended
	December 31, 2012	March 31, 2012
Total interest expense incurred	$2,319,904	$1,876,696
Capitalized interest	2,159,074	1,871,422

Schedule of Changes in Construction in Progress [Table Text Block]
	For the Nine
	Months Ended	For the Year
	December 31,	Ended March 31,
	2012	2012
Beginning balances	$145,987,128	$35,301,709
Development/construction	64,564,914	113,266,751
Grant reimbursements and rebates	(55,244,491)	(2,117,423)
Transfers into production	(152,429,557)	-
Write-off exploration wells	-	(463,909)
Ending balances	$2,877,994	$145,987,128

Schedule of Changes in Construction in Progress, by Project [Table Text Block]
	December 31,	March 31,
	2012	2012
Raft River, Idaho:
Unit II, power plant, substation and transmission lines	$750,493	$742,404
Unit II, well construction	2,100,862	2,099,136
	2,851,355	2,841,540
San Emidio, Nevada:
Power plant (Re-power project)	-	31,770,066
Interconnection studies for transmission line	-	235,013
Well construction	-	4,604,983
	-	36,610,062
Neal Hot Springs, Oregon:
Wells	26,639	35,266,897
Buildings and site preparation	-	67,967,633
Transmission lines and substation	-	3,300,996
	26,639	106,535,526

	$2,877,994	$145,987,128